Leases - Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 33,280	$ 33,280	$ 66,559	$ 66,539	$ 133,118	$ 116,846
Finance Lease:
Amortization of lease assets		138		546		1,514
Interest on lease liabilities		2		14		166
Total finance lease cost		$ 136		$ 532		$ 1,680